Shareholders' Equity and Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Shareholders' Equity and Other Comprehensive Income (Loss)

NOTE 18 – SHAREHOLDERS’ EQUITY AND OTHER COMPREHENSIVE INCOME (LOSS)

Other Comprehensive Income

The following is a summary of the tax effects of each component of other comprehensive income for the years ended December 31:

	2014
(Dollars in thousands)	Before Tax	Tax Expense	Net-of-Tax Amount
Unrealized gain on securities:
Unrealized holding gains arising during the period	$37,719	$(13,202)	$24,517
Reclassification adjustment for gains included in net income	(771)	270	(501)

Net unrealized gains	36,948	(12,932)	24,016

Fair value of derivative instruments designated as cash flow hedges

Change in fair value of derivative instruments designated as cash flow hedges during the period	$—	$—	$—
Reclassification adjustment for losses included in net income	—	—	—

Fair value of derivative instruments designated as cash flow hedges	—	—	—

Total other comprehensive income	$36,948	$(12,932)	$24,016

	2013
(Dollars in thousands)	Before Tax	Tax Benefit	Net-of-Tax Amount
Unrealized loss on securities:
Unrealized holding losses arising during the period	$(62,095)	$21,733	$(40,362)
Reclassification adjustment for gains included in net income	(2,277)	797	(1,480)

Net unrealized losses	(64,372)	22,530	(41,842)

Fair value of derivative instruments designated as cash flow hedges

Change in fair value of derivative instruments designated as cash flow hedges during the period	$953	$(333)	$620
Reclassification adjustment for losses included in net income	391	(137)	254

Fair value of derivative instruments designated as cash flow hedges	1,344	(470)	874

Total other comprehensive loss	$(63,028)	$22,060	$(40,968)

	2012
(Dollars in thousands)	Before Tax	Tax Expense	Net-of-Tax Amount
Unrealized loss on securities:
Unrealized holding gains arising during the period	$2,174	$(761)	$1,413
Reclassification adjustment for gains included in net income	(3,739)	1,308	(2,431)

Net unrealized losses	(1,565)	547	(1,018)

Fair value of derivative instruments designated as cash flow hedges

Change in fair value of derivative instruments designated as cash flow hedges during the period	$(22)	$8	$(14)
Reclassification adjustment for losses included in net income	1,618	(566)	1,052

Fair value of derivative instruments designated as cash flow hedges	1,596	(558)	1,038

Total other comprehensive income	$31	$(11)	$20